Other revenues and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of Financial Income and Expenses
Financial income:

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$26	$48	$60
Foreign exchange gain	1,769	2,069	2,027
Total financial income	$1,795	$2,117	$2,087
Financial expenses:

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Interests on loans and finance leases	$1,401	$3,212	$4,153
Interests on supplier payable with extended payment terms	—	411	213
Other bank fees and financial charges	141	111	306
Other financial expenses	145	83	—
Convertible debt amendments	—	—	322
Change in the fair value of convertible debt embedded derivative	2,036	1,583	—
Foreign exchange loss	1,520	1,476	3,428
Total financial expenses	$5,243	$6,876	$8,422

Schedule of Cost of Revenue and Operating Expenses
The tables below present the cost of revenue and operating expenses by nature of expense :

		Year ended December 31,
	Note	2015	2016	2017
		(in thousands)
Included in cost of revenue:
Cost of components		$15,343	$20,277	$22,137
Depreciation and impairment	7	905	1,270	1,037
Amortization of intangible assets	8	—	157	157
Wages and benefits		1,571	2,374	2,233
Share-based payment expense	13	17	11	7
Assembly services, royalties and other		1,615	1,507	1,551
		$19,451	$25,596	$27,122

		Year ended December 31,
	Note	2015	2016	2017
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$2,472	$1,811	$1,723
Amortization of intangible assets	8	1,897	2,057	2,658
Wages and benefits		20,436	22,615	26,044
Share-based payment expense	13	850	1,111	1,631
Foreign exchange gains and losses related to hedges of euro		296	12	99
Other, net		10,767	12,121	8,511
		$36,718	$39,727	$40,666

		Year ended December 31,
	Note	2015	2016	2017
		(in thousands)
Wages and salaries		$16,555	$18,996	$21,535
Social security costs and other payroll taxes		5,219	5,805	6,584
Other benefits		93	100	58
Pension costs		140	88	100
Share-based payment expenses	13	867	1,122	1,638
Total employee benefits expense		$22,874	$26,111	$29,915

Schedule of Research and Development Expense
The reduction of research and development expense from government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Research and development costs	$29,528	$30,022	$33,318
Research tax credit	(2,658)	(1,962)	(3,345)
Government and other grants	(1,179)	(1,704)	(3,072)
Development costs capitalized (*)	(386)	(22)	(1,931)
Amortization of capitalized development costs	—	—	232
Total research and development expense	$25,305	$26,334	$25,202